- FIXED ASSETS (Details 1)	Dec. 31, 2015 USD ($)
Cost
Equipment: Additions	$ 2,880
Totals: Additions	2,880
Equipment: As at December 31, 2015	2,880
Totals: As at December 31, 2015	2,880
Equipment: As at March 31, 2016	2,880
Totals: As at March 31, 2016	2,880
Equipment: As at June 30, 2016	2,880
Totals: As at June 30, 2016	2,880
Depreciation
Equipment: Change for the period	(144)
Totals: Change for the period	(144)
Equipment: As at December 31, 2015	(144)
Totals: As at December 31, 2015	(144)
Equipment: As at March 31, 2016	(288)
Totals: As at March 31, 2016	(288)
Equipment: As at June 30, 2016	(432)
Totals: As at June 30, 2016	(432)
Equipment: Net book value	2,448
Totals: Net book value	$ 2,448